Operating expense	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Operating expense	Operating expense
Accounting policies
Research and development
Research and development costs consist of personnel and related expenses for technology, application, and product development, depreciation and amortization, laboratory supplies, consulting services, computer costs and data storage fees paid to hosting providers related to research and development and allocated overhead costs. These costs are stated net of government grants for research and development and innovation received as tax credits and net of capitalized costs.
Government grants for research and development and innovation received as tax credits
The Company receives government grants in France for research and development and innovation by way of tax credits. Total government grants for research and development and innovation recognized in the statement of loss amounts to $1.3 million, $1.6 million, $0.8 million for the years ended December 31, 2022, December 31, 2021, and December 31, 2020, respectively. There are no unfulfilled conditions or other contingencies attached to these grants.
Selling and marketing costs
Selling and marketing costs consist of personnel and related expenses for the employees of the sales and marketing organization, costs of communications materials that are produced to generate greater awareness and utilization of the platform among customers, costs of third-party market research, costs related to transportation and distribution of our products, and allocated overhead costs. These costs are stated net of government grants under the US Paycheck Protection Program (“PPP”) for payroll and/or rental obligations received as a loan that is forgiven if utilized as intended.
The Company pays sales commission to its employees for obtaining contracts. These costs are expensed as part of employee compensation in selling and marketing costs. They are not capitalized as contract costs as the commissions either represent bonuses payable for revenue earned in the period or have a service condition attached.
General and administrative costs
General and administrative costs consist of personnel and related expenses for our executive, accounting and finance, legal, quality, support and human resources functions, depreciation and amortization, professional services fees incurred by these functions, general corporate costs and allocated overhead costs, which include occupancy costs and information technology costs.
Operating expense by nature
The table presents operating expenses by nature (in USD thousands):

	For the year ended December 31,
	2022	2021	2020
Changes in inventories of finished goods and work in progress	$47	$568	$(259)
Raw materials and consumables used	(13,341)	(9,650)	(3,843)
Employee benefit expenses	(59,333)	(53,802)	(36,732)
Social charges	(11,480)	(8,373)	(6,983)
COVID—salaries reimbursement	—	—	1,129
Research tax credit	1,292	1,597	763
Share-based compensation	(13,613)	(8,514)	(1,359)
Depreciation	(3,791)	(2,517)	(1,758)
Amortization	(1,780)	(1,092)	(632)
Professional fees	(13,837)	(11,318)	(5,371)
Office expenses	(6,635)	(5,333)	(2,006)
Travel	(3,217)	(1,576)	(1,361)
Marketing	(2,213)	(1,493)	(972)
Licenses	(3,949)	(2,021)	(1,647)
Less: capitalized software development costs ("Note 17 - Intangible assets”)	5,820	3,858	2,436
Other expense	(9,730)	(12,381)	(7,099)
Total	$(135,760)	$(112,047)	$(65,694)
Depreciation and amortization have been charged in the following expense categories (in USD thousands):

	For the year ended December 31,
	2022		2021		2020
	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
Cost of revenue	$—	$(1,133)	$—	$(483)	$—	$(111)
Research and development costs	(1,748)	—	(1,028)	—	(727)	—
Selling and marketing costs	(906)	—	(744)	—	(543)	—
General and administrative costs	(1,137)	(647)	(745)	(609)	(488)	(521)
Total	$(3,791)	$(1,780)	$(2,517)	$(1,092)	$(1,758)	$(632)
The table presents employee costs by function, which consists of “Employee benefit expenses”, “Social charges” and “Share-based compensation” from the operating expense table (in USD thousands):

	For the year ended December 31,
	2022	2021	2020
Research and development costs	$29,169	$23,899	$16,109
Selling and marketing costs	20,216	21,659	12,085
General and administrative costs	35,041	25,131	16,880
Total	$84,426	$70,689	$45,074